Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Customer and agent allowances	$ 74	$ 71
Other allowances	2	2
Investments
Other intangible assets accumulated amortization	$ 167	$ 168
TDS shareholders’ equity
Authorized shares (in shares)	290,000,000	290,000,000
Issued shares (in shares)	133,000,000	133,000,000
Outstanding shares (in shares)	115,000,000	114,000,000
Variable Interest Entities VIEs
Total VIE assets that can be used to settle only the VIEs' obligations	$ 915	$ 848
Total VIE liabilities for which creditors have no recourse	$ 20	$ 21
Series A Common Shares
TDS shareholders’ equity
Authorized shares (in shares)	25,000,000	25,000,000
Issued shares (in shares)	7,000,000	7,000,000
Outstanding shares (in shares)	7,000,000	7,000,000
Par value per share (in dollars per share)	$ 0.01	$ 0.01
Common Shares
TDS shareholders’ equity
Authorized shares (in shares)	265,000,000	265,000,000
Issued shares (in shares)	126,000,000	126,000,000
Outstanding shares (in shares)	108,000,000	107,000,000
Par value per share (in dollars per share)	$ 0.01	$ 0.01
Treasury shares (in shares)	18,000,000	19,000,000